Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (1,104,242)	$ 5,369,223	$ 5,906,214
Formation costs paid by related party	10,000		10,000
Allocation of offering costs to warrant expense	741,209		741,209
Interest income earned		(746,120)	(2,577)
Change in fair value of warrant liabilities	273,958	(6,185,662)	(7,205,376)
Changes in current assets and liabilities:
Prepaid expenses	(699,834)	267,719	(603,711)
Due to sponsor		(10,000)
Accrued offering costs and expenses	58,681	416,069	254,276
Income taxes payable		88,687
Net cash used in operating activities	(720,228)	(800,084)	(899,965)
Cash flows from investing activities:
Investment of cash in Trust Account	(128,397,500)	(1,019,688)	(128,397,500)
Net cash used in investing activities	(128,397,500)	(1,019,688)	(128,397,500)
Cash flows from financing activities:
Proceeds from initial public offering, net of costs	124,096,500		124,096,500
Proceeds from private placement warrants	6,027,500		6,027,500
Proceeds from issuance of promissory note to related party			253,378
Proceeds from convertible promissory note - related party	253,378	500,000
Payment of promissory note to related party	(285,778)	1,265,000	(285,778)
Payment of deferred offering costs	(529,379)		(529,379)
Net cash provided by financing activities	129,562,221	1,765,000	129,562,220
Net change in cash	444,493	(54,772)	264,755
Cash – Beginning of the period		264,755
Cash – End of the period	444,493	209,983	264,755
SUPPLEMENTAL DISCLOSURES:
Deferred offering costs paid by promissory note – related party	32,400		32,400
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000		25,000
Deferred underwriting fee charged temporary equity	4,554,000		4,554,000
Initial warrant liability	15,085,335
Initial value of Class A common stock subject to possible redemption	$ 128,397,500		128,397,500
Initial fair value of warrant liability			$ 15,085,335
Dividend declared		$ 0
DIGERATI TECHNOLOGIES, INC [Member]
Cash flows from operating activities:
Net income (loss)				$ (9,354)	$ (17,015)
Depreciation and amortization expense				2,916	1,707
Stock compensation and warrant expense				98	624
Stock issued for services				126
Bad debt expense				78	17
Amortization of ROU Asset - operating				626	328
Amortization of debt discount				2,064	2,809
Loss (gain) on derivative liabilities				(6,186)	9,935
Loss (gain) on settlement of debt				5,481	(560)
Accrued interest added to principal					510
Debt extension fee charged to interest expense				225
Gain on contingent earnout				(24)
Preferred stock C issued for settlement of AP from current year					333
Stock issued for debt extension				65	59
Changes in current assets and liabilities:
Accounts receivable				484	(69)
Prepaid expenses and other current assets				(20)	46
Other assets				(131)
Inventory				(18)	(27)
Right of use operating lease liability				(727)	(328)
Accounts payable				860	99
Accrued expenses				566	1,083
Deferred income				911	(259)
Net cash used in operating activities				(1,960)	(708)
Cash flows from investing activities:
Cash paid in acquisition of equipment				(272)	(410)
Proceeds from Nexogy				178
Acquisitions of VoIP assets, net of cash received				(12,791)	(10,390)
Net cash used in investing activities				(12,885)	(10,800)
Cash flows from financing activities:
Borrowings from convertible debt, net of original issuance cost and discounts				806	1,078
Proceeds from sale of stock and warrants					34
Borrowings from debt, net of original issuance cost and discounts				15,530	13,036
Principal payments on debt, net				(250)	(1,338)
Principal payments on convertible notes, net				(425)	(266)
Principal payments on related party notes, net				(816)	(169)
Principal payment on equipment financing				20	(63)
Net cash provided by financing activities				14,865	12,312
Net change in cash				20	804
Cash – Beginning of the period				1,489	685
Cash – End of the period				1,509	1,489
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest				2,508	1,111
Income tax paid
Accrued interest rolled into principal				970
Beneficial conversion feature on convertible debt					282
Incentive earnout adjustment on Active PBX acquisition				120
Debt discount from common stock issued with debt				120	147
Debt discount from derivative liabilities					358
Debt discount from PRG warrant derivative					6,462
Promissory note reclassed to convertible debt					15
Capitalization of ROU assets and liabilities - operating				940	440
Preferred Stock Series B issued for debt conversion and settlement					18
Preferred Stock Series C issued for AP settlement					221
Common Stock issued for debt conversion					429
Common Stock issued for accounts payable					60
Dividend declared				$ 19	20
Derivative liability resolved to APIC due to debt conversion					$ 588